Investments	6 Months Ended
Jun. 30, 2025
Investments [Abstract]
INVESTMENTS

NOTE 7 – INVESTMENTS

As of June 30, 2025 and December 31, 2024, the Company had short-term investment of €52,050, comprised of a short-term commercial deposit of €44,050 with an assembling vendor and a short-term commercial deposit with a sales company of €8,000. During the six months ended June 30, 2025 and 2024, the Company recognized interest income of €3,457 and €32,525 from the investments, respectively.